Income from operations - Employees (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income from operations [Line Items]
Average number of employees	80,531	78,392	74,888
Continuing operations [member] | Production [Member]
Income from operations [Line Items]
Average number of employees	39,770	35,640	30,774
Continuing operations [member] | Research & development [Member]
Income from operations [Line Items]
Average number of employees	11,129	12,287	10,700
Continuing operations [member] | Other [Member]
Income from operations [Line Items]
Average number of employees	24,110	24,301	26,175
Continuing operations [member] | Employees [Member]
Income from operations [Line Items]
Average number of employees	75,009	72,228	67,649
Continuing operations [member] | 3rd party workers [Member]
Income from operations [Line Items]
Average number of employees	5,522	6,164	7,239